Annual Operating Expenses - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend and Income Fund	Jan. 28, 2023
Fidelity Advisor Strategic Dividend and Income Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.97%
Fidelity Advisor Strategic Dividend and Income Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual operating expenses	1.73%
Fidelity Advisor Strategic Dividend and Income Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual operating expenses	1.22%
Fidelity Advisor Strategic Dividend and Income Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.72%
Fidelity Advisor Strategic Dividend and Income Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.59%